FINANCIAL INSTRUMENTS (Details 4) - Cross currency swap contract [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (251,164)	$ (3,916)
Deutsche Bank - U.E. [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Deutsche Bank - UE
Starting date of Hedging instrument	Oct. 30, 2011
Maturity date of hedging instrument	Oct. 30, 2021
Net derivative financial liabilities	$ 0	(1,775)
JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	JP Morgan – N.A.
Starting date of Hedging instrument	Oct. 30, 2011
Maturity date of hedging instrument	Oct. 30, 2021
Net derivative financial liabilities	$ 0	(1,755)
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ (2,141)	2,825
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 30, 2021
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ (2,048)	2,965
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ (1,550)	3,341
BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 30, 2021
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ (3,239)	3,697
BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ (1,380)	0
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 30, 2021
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ (2,450)	0
Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Banco de Chile - Chile
Starting date of Hedging instrument	Apr. 30, 2019
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ (4,203)	2,493
BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	BCI – Chile
Starting date of Hedging instrument	Nov. 15, 2021
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ (5,077)	0
BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	BCI – Chile
Starting date of Hedging instrument	Nov. 15, 2021
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ (3,749)	0
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ (7,085)	(94)
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ (6,053)	718
Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Itau - Chile
Starting date of Hedging instrument	May 15, 2012
Maturity date of hedging instrument	Nov. 15, 2021
Net derivative financial liabilities	$ 0	(4,727)
JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	JP Morgan – N.A.
Starting date of Hedging instrument	Nov. 15, 2012
Maturity date of hedging instrument	Nov. 15, 2021
Net derivative financial liabilities	$ 0	(5,241)
Deutsche - U.K. [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Deutsche – U.K.
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ (6,304)	720
BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Q
Name of the institution	BCI - Chile
Net derivative financial liabilities	$ 0	(267)
BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Q
Name of the institution	BCI – Chile
Net derivative financial liabilities	$ 0	(266)
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (24,743)	(3,812)
JP Morgan - U.K [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	JP Morgan – U.K.
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (8,509)	(1,154)
Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Itau - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (8,543)	(1,208)
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	S
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Nov. 15, 2016
Maturity date of hedging instrument	Nov. 15, 2026
Net derivative financial liabilities	$ (36,758)	9,612
Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs – N.A.
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (11,921)	(2,029)
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (11,807)	(1,939)
Goldman Sachs N.A [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs – N.A.
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (11,275)	(1,390)
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ (50,527)	(2,675)
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ (41,802)	(1,955)
Net derivative financial liabilities	$ (44,618)	(5,054)
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (8,476)	(1,027)
Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Banco de Chile - Chile
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (4,484)	(488)
MUFG NA [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	MUFG - N.A.
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (9,000)	(896)
JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (18,154)	(2,048)
HSBC NA [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	HSBC - N.A.
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (4,504)	$ (595)
US dollars [Member] | Deutsche Bank - U.E. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	33,705,054
US dollars [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	33,705,054
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	27,946,497
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	27,911,592
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	27,619,683
US dollars [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	28,000,018
US dollars [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	27,361,135
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	28,033,642
US dollars [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	27,619,684
US dollars [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	38,500,026
US dollars [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	38,496,778
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,412,852
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,752,718
US dollars [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	46,474,122
US dollars [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	47,163,640
US dollars [Member] | Deutsche - U.K. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,752,718
US dollars [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	0
US dollars [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	0
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	128,611,183
US dollars [Member] | JP Morgan - U.K [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,185,224
US dollars [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,277,070
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	201,340,031
US dollars [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,521,750
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,537,926
US dollars [Member] | Goldman Sachs N.A [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,066,555
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	118,400,504
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	97,971,786
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	111,689,412
US dollars [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	55,844,706
US dollars [Member] | MUFG NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	111,689,412
US dollars [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	223,378,824
US dollars [Member] | HSBC NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	55,844,706
Unidad de Fomento [Member] | Deutsche Bank - U.E. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	772,727
Unidad de Fomento [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	772,727
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	727,273
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	727,273
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	727,273
Unidad de Fomento [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	727,273
Unidad de Fomento [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	727,273
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	727,273
Unidad de Fomento [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	727,273
Unidad de Fomento [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Deutsche - U.K. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	0
Unidad de Fomento [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	0
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | JP Morgan - U.K [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,000,000
Unidad de Fomento [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Goldman Sachs N.A [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,500,000
Euro [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	94,117,647
Euro [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	47,058,824
Euro [Member] | MUFG NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	94,117,647
Euro [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	188,235,294
Euro [Member] | HSBC NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	$ 47,058,824